Stock Incentive Plans (Stock Option Activity) (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Shares
Outstanding on January 1	284,829	284,829
Issued	1,039,000
Forfeited/Expired	(239,723)
Outstanding on December 31	1,084,106	284,829
Exercisable as of December 31	179,106	246,559
Weighted Average Exercise Price
Outstanding on January 1	$ 39.46	$ 39.46
Issued	$ 1.07
Forfeited/Expired	$ 18.02
Outstanding on December 31	$ 5.52	$ 39.46
Exercisable as of December 31	$ 28.06	$ 45.28